INVESTMENT IN BIOCANCELL (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended				12 Months Ended				4 Months Ended						1 Months Ended
	Jul. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2013 BioCancell Therapeutics, Inc. [Member]	Jul. 31, 2012 BioCancell Therapeutics, Inc. [Member]	Jan. 31, 2012 BioCancell Therapeutics, Inc. [Member]	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2013 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2012 BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2011 BioCancell Therapeutics, Inc. [Member] USD ($)	Nov. 30, 2012 BioCancell Therapeutics, Inc. [Member] ILS	Apr. 30, 2014 BioCancell Therapeutics, Inc. [Member] Subsequent Event [Member] USD ($)	Apr. 21, 2014 Outstanding Ordinary shares [Member] BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2013 Outstanding Ordinary shares [Member] BioCancell Therapeutics, Inc. [Member] USD ($)		Dec. 31, 2012 Outstanding Ordinary shares [Member] BioCancell Therapeutics, Inc. [Member] USD ($)		Jul. 31, 2008 Corporate Debt Securities [Member] USD ($)	Dec. 31, 2013 Warrants [Member] BioCancell Therapeutics, Inc. [Member] USD ($)	Dec. 31, 2012 Warrants [Member] BioCancell Therapeutics, Inc. [Member] USD ($)
Schedule of Cost-method Investments [Line Items]
Stock split ratio					0.10
Value of shares received for consulting services										$ 29
Shares issued						29,972	1,025,979	837,521		63,939	127,878
Shares issued, price per share								$ 0.597	$ 72			0.42
Investment in BioCancell								500	397	243				399	397	[1]	218	[1]	2,000		25
Loan interest rate																			10.00%
Number of shares loan is convertible into																			3,464,385
Loan conversion price																			$ 0.716
Warrant term																			5 years
Proceeds from maturity of BioCancell convertible note	2,000		2,000
Proceeds from convertible note including accrued interest	2,480
Number of shares sold									1,520,676	194,792	104,372		74,957
Proceeds from sale of BioCancell shares		420	20						420	20	113		64
Decrease (increase) in fair value of investment in BioCancell		$ 574	$ (799)	$ (2,592)
Investment fee percentage		4.00%
Common stock due to the Company												250,226
Shares received upon exercise of warrants					2,409,242

[1]	Subsequent to December 31, 2013 the Company sold 74,957 shares of common stock of BioCancell (after the reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) for a total consideration of $64. The gain recognized by the Company on this sale was immaterial. The value of one share of common stock of BioCancell on April 21, 2014, was $ 0.85 (NIS 2.97). Following the sale of common shares subsequent to year-end the investment of the remaining 469,713 common stock (before reverse stock split occurred in June 2013 in BioCancell shares in a ratio of 1 to 10 shares) amounted to $399.